Note 9 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
9.	PROPERTY AND EQUIPMENT, NET

(In Thousands)

	December 31
	2021	2020
Cost
Land	$2,510	$2,510
Buildings	6,066	6,066
Equipment	25,983	19,659
Furniture and fixtures	693	734
Leasehold improvements	2,999	2,335
Transportation equipment	903	784
Property leased to others	4,595	4,466
ROU assets	4,418	4,156
	48,167	40,710

Accumulated depreciation
Buildings	2,369	2,228
Equipment	17,919	16,724
Furniture and fixtures	623	668
Leasehold improvements	2,106	1,936
Transportation equipment	532	538
Property leased to others	693	621
ROU assets	1,604	1,244
	25,846	23,959

Equipment pending for inspection	1,290	515

Total	$23,611	$17,266

Depreciation expense recognized during the years ended December 31, 2021, 2020, and 2019, was approximately $2,117,000, $1,322,000, and $1,023,000, respectively.

In the third quarter of 2019, the Company sold two building units in Hsinchu, Taiwan and a net gain of $500,000 was recorded for the year ended December 31, 2019.